Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Net revenue:
Dialysis Care Revenue	$ 3,289,011	$ 2,845,424
Valuation Allowances and Reserves, Adjustments	(106,607)	(63,237)
Net Dialysis care revenue	3,182,404	2,782,187
Dialysis Products Revenue	777,523	781,405
Net revenue	3,959,927	3,563,592
Costs of revenue:
Dialysis Care Cost of Revenue	2,415,729	2,117,604
Dialysis Products Cost of Revenue	360,148	363,856
Cost of revenues	2,775,877	2,481,460
Gross profit	1,184,050	1,082,132
Operating expenses:
Selling, general and administrative	654,916	619,731
Research and development	30,938	30,028
Income from equity method investees	(6,204)	(12,522)
Operating income	504,400	444,895
Other (income) expense:
Interest income	(59,940)	(15,415)
Interest expense	162,048	111,676
Income before income taxes	402,292	348,634
Income tax expense	137,861	101,284
Net Income	264,431	247,350
Less: Net income attributable to noncontrolling interests	54,883	41,888
Net Income attributable to the Company	$ 209,548	$ 205,462
Basic income per Ordinary share	$ 0.69	$ 0.68
Earning Per Share Diluted	$ 0.69	$ 0.68